Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2020
Trade and other payables
Schedule of trade and other payables

	2020	2019
	€m	€m
Included within non-current liabilities:
Other payables	340	327
Accruals	60	113
Contract liabilities	612	574
Derivative financial instruments[1]	4,177	1,924
	5,189	2,938

Included within current liabilities:
Trade payables	6,599	6,541
Amounts owed to associates and joint ventures	51	26
Other taxes and social security payable	1,104	1,218
Other payables	2,037	1,410
Accruals[2]	4,713	6,120
Contract liabilities	1,991	1,818
Derivative financial instruments[1]	590	520
	17,085	17,653

Notes:

1Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

2Includes €nil (2019: €823 million) payable in relation to the irrevocable and non-discretionary share buyback programme announced in January 2019.